Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill.
Schedule of changes in the carrying value of goodwill by segment

	China		Other
	Mobility(i)	International(ii)	Initiatives	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2019	46,283,879	3,877,445	93,704	50,255,028
Foreign currency translation adjustments	—	(91,786)	—	(91,786)
Balance as of December 31, 2019	46,283,879	3,785,659	93,704	50,163,242
Foreign currency translation adjustments	—	(1,039,070)	—	(1,039,070)
Balance as of December 31, 2020	46,283,879	2,746,589	93,704	49,124,172
Less: accumulated impairment loss	—	(2,492,826)	—	(2,492,826)
Foreign currency translation adjustments	—	(253,763)	—	(253,763)
Balance as of December 31, 2021	46,283,879	—	93,704	46,377,583
(i)	The Group performed qualitative impairment assessments for the goodwill arising from the acquisition of Kuaidi and Uber China in China Mobility and concluded that there was no impairment on its goodwill as of December 31, 2019, and 2020.